Property, Plant and Equipment - Summary of Property Plant and Equipment by Class of Assets (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 157,383	$ 176,650
Adoption of IFRS 16	26,575
Additions	5,331	10,468
Additions to / review of estimates of decommissioning costs	(19)	4,778
Capitalized borrowing costs	694	1,810
Write-offs	(143)	(431)
Transfers	766	(954)
Transfers to assets held for sale	(7,122)
Depreciation, amortization and depletion	(8,144)	(11,916)
Impairment recognition	(584)	(2,678)
Impairment reversal	493	558
Cumulative translation adjustment	1,554	(20,902)
Closing Balance	176,784	157,383
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	242,607
Closing Balance	265,621	242,607
Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(85,224)
Closing Balance	$ (88,837)	(85,224)
Land, buildings and improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years	40 years
Land [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years	25 years
Land [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years	50 years
Equipment and other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years	20 years
Exploration and production assets [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years	3 years
Exploration and production assets [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Weighted average of useful life in years	31 years
Land buildings and improvement [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 5,210	6,665
Additions		4
Write-offs		(61)
Transfers	444	(93)
Transfers to assets held for sale	(760)
Depreciation, amortization and depletion	(130)	(359)
Impairment recognition	(1)
Cumulative translation adjustment	31	(946)
Closing Balance	4,794	5,210
Land buildings and improvement [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,829
Closing Balance	7,250	7,829
Land buildings and improvement [member] | Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(2,619)
Closing Balance	(2,456)	(2,619)
Equipment and other assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	76,028	75,002
Additions	663	1,751
Write-offs	(20)	(16)
Transfers	7,219	13,720
Transfers to assets held for sale	(4,165)
Depreciation, amortization and depletion	(3,153)	(6,529)
Impairment recognition	(219)	(742)
Impairment reversal	20	309
Cumulative translation adjustment	618	(7,467)
Closing Balance	76,991	76,028
Equipment and other assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	128,711
Closing Balance	128,462	128,711
Equipment and other assets [member] | Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(52,683)
Closing Balance	(51,471)	(52,683)
Assets under construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	28,926	42,521
Additions	3,309	8,707
Capitalized borrowing costs	694	1,810
Write-offs	(123)	(327)
Transfers	(9,733)	(18,667)
Transfers to assets held for sale	(608)
Impairment recognition	(364)	(250)
Impairment reversal	17	23
Cumulative translation adjustment	122	(4,891)
Closing Balance	22,240	28,926
Assets under construction [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	28,926
Closing Balance	22,240	28,926
Exploration and development costs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	47,219	52,462
Additions	4	6
Additions to / review of estimates of decommissioning costs	(19)	4,778
Write-offs		(27)
Transfers	2,633	4,086
Transfers to assets held for sale	(433)
Depreciation, amortization and depletion	(2,290)	(5,028)
Impairment recognition		(1,686)
Impairment reversal	456	226
Cumulative translation adjustment	540	(7,598)
Closing Balance	48,110	47,219
Exploration and development costs [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	77,141
Closing Balance	79,721	77,141
Exploration and development costs [member] | Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(29,922)
Closing Balance	(31,611)	$ (29,922)
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Adoption of IFRS 16	26,575
Additions	1,355
Transfers	203
Transfers to assets held for sale	(1,156)
Depreciation, amortization and depletion	(2,571)
Cumulative translation adjustment	243
Closing Balance	24,649
Right-of-use assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing Balance	27,948
Right-of-use assets [member] | Accumulated depreciation, amortization and depletion [member]
Disclosure of detailed information about property, plant and equipment [line items]
Closing Balance	$ (3,299)